Expense Example, No Redemption (Vanguard Wellington Fund Participant)	Vanguard Wellington Fund Vanguard Wellington Fund - Investor Shares 12/1/2013 - 11/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331